Other notes - Capital management, schedule of invested capital (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 25, 2014
Disclosure of detailed information about borrowings [line items]
Reported equity	€ 83,262	€ 52,882			€ 49,686	€ 55,265
Term Loans (see note (7.10(a)))	558,569	618,059
Cash and cash equivalents	(60,272)	(73,907)			€ (65,261)	€ (70,544)
Total invested capital	€ 581,559	€ 597,034
Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
EURIBOR and LIBOR floor	0.00%	0.75%	0.75%	1.00%			1.00%
Credit Facility Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount required to be repaid per annum (at least)	1.00%	1.00%					1.00%
Credit Facility Term Loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	3.00%